Exchange Differences, Net	12 Months Ended
Dec. 31, 2021
Gains losses on exchange differences on translation recognised in profit or loss [Abstract]
Exchange Differences, Net
33. Exchange differences,
net

	2021	2020	2019
Income from trading in foreign currency	6,632,491	9,156,690	21,623,553
Conversion of foreign currency assets and liabilities into pesos	(1,092,918)	243,538	(451,851)

TOTAL	5,539,573	9,400,228	21,171,702